VARIABLE INTEREST ENTITIES (Details 1) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	10.9	12.1		16.6		12.2
Other	1.5	1.0
Property, plant and equipment	379.3	412.2		611.6		614.1
Total assets	668.7	700.1		978.8		1,040.1
Current liabilities
Accounts payable and accrued liabilities	137.3	119.7		113.8		97.5
Long-term debt (note 16)	326.1	301.8		422.0		458.9
Deferred income taxes						0
Deficit	(235.1)	(162.8)		(35.2)		0
Total Liabilities and Equity	668.7	700.1		978.8		1,040.1
Predecessor [Member]
Current assets
Cash and cash equivalents								25.1	95.4
Property, plant and equipment								386.3	1,285.6
Total assets						1,040.1		737.6	1,696.2
Current liabilities
Accounts payable and accrued liabilities								174.5	171.6
Long-term debt (note 16)								375.5	783.9
Deficit								(1,556.0)	(582.0)
Total Liabilities and Equity								737.6	1,696.2
Powell River Energy Inc [Member]
Current assets
Cash and cash equivalents		0		6.6
Other		0		2.7
Property, plant and equipment		0		147.0
Total assets		0		156.3
Current liabilities
Accounts payable and accrued liabilities		0		13.1
Long-term debt (note 16)		0		113.8
Long-term debt - affiliate		0	[1]	20.8	[1]
Deferred income taxes		0		23.6
Deficit		0	[2]	(15.0)	[2]
Total Liabilities and Equity		0		156.3
Powell River Energy Inc [Member] | Predecessor [Member]
Current assets
Cash and cash equivalents						6.9
Other						3.4
Property, plant and equipment						145.9
Total assets						156.2
Current liabilities
Accounts payable and accrued liabilities						8.5
Long-term debt (note 16)						113.8
Long-term debt - affiliate						20.8	[1]
Deferred income taxes						24.6
Deficit						(11.5)	[2]
Total Liabilities and Equity						156.2

[1]	Balances with Catalyst Paper Energy Holdings Inc., a subsidiary of Catalyst Paper Corporation.
[2]	50% is included in the company’s non-controlling interest (deficit) balances.